NET LOSS PER SHARE - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NET LOSS PER SHARE
Total	5,161,458	3,576,403	9,803,475
Convertible preferred shares
NET LOSS PER SHARE
Total			7,820,914
Outstanding share options
NET LOSS PER SHARE
Total	4,202,087	3,576,403	1,982,561
Outstanding warrants
NET LOSS PER SHARE
Total	959,371